Correction Of Error Relating To Year-End Cut-Off - (a) Consolidated statement of financial position (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($) Times		Dec. 31, 2017 USD ($) Times		Dec. 31, 2016 USD ($)
Statement [line items]
Cash and cash equivalents	$ 393,800	$ 515,000		$ 219,700	[1]	$ 393,800	[1]	$ 471,000	[1]
Trade and other receivables	171,800	137,100		138,600	[1]	171,800
Other	5,939,200			5,551,400		5,939,200
Total assets	6,504,800	6,561,300		5,909,700	[1]	6,504,800
Borrowings	1,587,900	1,160,900		1,814,300	[1]	1,587,900	[1]
Current portion of borrowings	194,500	684,900		92,500	[1]	194,500	[1]
Trade and other payables	463,100	594,400		417,500	[1]	463,100
Taxation payable	46,700	24,800	[1]	900	[1]	46,700	[1]	87,000	[1]
Other	809,600			877,600		809,600
Total liabilities	3,101,800	3,652,600		3,202,800	[1]	3,101,800
Total equity	3,403,000	2,908,700		2,706,900	[1]	3,403,000		3,173,300
Net debt	1,388,600			1,687,100		1,388,600
Adjusted EBITDA	$ 1,263,700	$ 1,233,300		$ 1,111,600		$ 1,263,700
Net debt to adjusted EBITDA | Times				1.52		1.10
previously reported [member]
Statement [line items]
Cash and cash equivalents				$ 399,700		$ 479,000		526,700
Trade and other receivables				153,200		201,900
Other				5,551,400		5,939,200
Total assets				6,104,300		6,260,100
Borrowings				1,925,300		1,587,900
Current portion of borrowings				86,300		193,600
Trade and other payables				503,000		548,500
Taxation payable				5,200		77,500
Other				877,600		809,600
Total liabilities				3,397,400		3,217,100
Total equity				2,706,900		3,403,000
Net debt				1,611,900		1,302,500
Adjusted EBITDA				$ 1,111,600		$ 1,263,700
Net debt to adjusted EBITDA | Times				1.45		1.03
Adjustments [member]
Statement [line items]
Cash and cash equivalents				$ (180,000)		$ (85,200)		$ (55,700)
Trade and other receivables				(14,600)		(30,100)
Other				0		0
Total assets				(194,600)		(115,300)
Borrowings				(111,000)		0
Current portion of borrowings				6,200		900
Trade and other payables				(85,500)		(85,400)
Taxation payable				(4,300)		(30,800)
Other				0		0
Total liabilities				(19,460)		(115,300)
Total equity				0		0
Net debt				75,200		86,100
Adjusted EBITDA				$ 0		$ 0
Net debt to adjusted EBITDA | Times

[1]	Refer note 42.